Debt and Capital Structure - Schedule of Net Debt to Adjusted Funds Flow (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Net debt	$ 7,535		$ 7,535		$ 7,535	$ 9,591
Cash flows from (used in) operating activities	2,979	$ 1,369	4,344	$ 1,597	8,666	5,919
Settlement of Decommissioning Liabilities	(27)	(18)	(46)	(29)	(119)	(102)
Increase (Decrease) in Working Capital, Operating Activities	$ (92)	$ (430)	$ (1,291)	$ (1,332)	(1,186)	(1,227)
Adjusted Funds Flow					$ 9,971	$ 7,248
Net Debt to Adjusted Funds Flow					80.00%	130.00%